Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

(a)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) and include the accounts and operating results of Seanergy and its wholly-owned subsidiaries where Seanergy has control. Control is presumed to exist when Seanergy, through direct or indirect ownership, retains the majority of the voting interest. In addition, Seanergy evaluates its relationships with other entities to identify whether they are variable interest entities and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements. When the Company does not have a controlling interest in an entity, but exerts a significant influence over the entity, the Company applies the equity method of accounting. All intercompany balances and transactions have been eliminated on consolidation.

The Company deconsolidates a subsidiary or derecognizes a group of assets when the Company no longer controls the subsidiary or group of assets specified in Accounting Standards Codification (ASC or Codification) 810-10-40-3A. When control is lost, the Company derecognizes the assets and liabilities of the qualifying subsidiary or group of assets.

(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates could include evaluation of relationships with other entities to identify whether they are variable interest entities, determination of vessel useful lives, allocation of purchase price in a business combination, determination of vessels’ impairment and determination of goodwill impairment.

(c)	Foreign Currency Translation

Seanergy’s functional currency is the United States dollar since the Company’s vessels operate in international shipping markets and therefore primarily transact business in U.S. Dollars. The Company’s books of accounts are maintained in U.S. Dollars. Transactions involving other currencies are translated into the United States dollar using exchange rates that are in effect at the time of the transaction. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to United States dollars at the foreign exchange rate prevailing at year-end. Gains or losses resulting from foreign currency translation are reflected in the consolidated statement of operations.

(d)	Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of the financial condition of its customers, receives charter hires in advance and generally does not require collateral for its accounts receivable.

(e)	Cash and Cash Equivalents

Seanergy considers time deposits and all highly liquid investments with an original maturity of three months or less to be cash equivalents.

(f)	Term Deposits

Seanergy classifies time deposits and all highly liquid investments with an original maturity of more than three months as Term Deposits.

(g)	Restricted Cash

Restricted cash is excluded from cash and cash equivalents. Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Company, which are legally restricted as to withdrawal or use. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

(h)	Accounts Receivable Trade, Net

Accounts receivable trade, net at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. Receivables related to spot voyages are determined to be unconditional and are included  in “Accounts Receivable Trade, Net”. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Pursuant to the provisions of ASC 326, Financial Instruments—Credit Losses, the Company assesses the counterparties’ credit worthiness and concluded that there is no material impact in the Company’s financial statements as of  December 31, 2022 and 2021. No provision for doubtful accounts was established as of December 31, 2022 and 2021.

(i)	Inventories

Inventories consist of lubricants and bunkers, which are measured at the lower of cost or net realizable value. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.  Cost is determined by the first in, first out method.

(j)	Insurance Claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses and for legal fees covered by directors’ and officers’ liability insurance. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies, the claim is not subject to litigation and the Company can make an estimate of the amount to be reimbursed. The classification of the insurance claims into current and non-current assets is based on management’s expectations as to their collection dates.  No provision for credit losses was recorded as of December 31, 2022 and 2021 pursuant to the provisions of ASC 326.

(k)	Vessels

Vessels acquired as a part of a business combination are recorded at fair market value on the date of acquisition. Vessels acquired as asset acquisitions are stated at historical cost, which consists of the contract price less discounts, plus any material expenses incurred upon acquisition (delivery expenses and other expenditures to prepare for the vessel’s initial voyage). Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

In addition, other long-term investments, relating to vessels’ equipment not yet installed, are included in “Deferred charges and other-long term investments, non-current” in the consolidated balance sheets. Amounts paid for this equipment are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statements of cash flows.

(l)	Vessel Depreciation

Depreciation is computed using the straight-line method over the estimated useful life of the vessels (25 years), after considering the estimated salvage value. Salvage value is estimated by the Company by taking the cost of steel times the weight of the ship noted in lightweight ton. Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage values affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods.

(m)	Impairment of Long-Lived Assets (Vessels)

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances, such as prevailing market conditions, obsolesce or damage to the asset, business plans to dispose a vessel earlier than the end of its useful life and other business plans, indicate that the carrying amount of the assets, plus any unamortized dry-docking costs, may not be recoverable. The volatile market conditions in the dry bulk market with decreased charter rates and decreased vessel market values are conditions that the Company considers to be indicators of a potential impairment for its vessels.

The Company determines undiscounted projected operating cash flows for each vessel and compares it to the vessel’s carrying value, plus any unamortized dry-docking costs. When the undiscounted projected operating cash flows expected to be generated by the use of the vessel and/or its eventual disposition are less than the vessel’s carrying value, plus any unamortized dry-docking costs, the Company impairs the carrying amount of the vessel. Measurement of the impairment loss is based on the fair value of the asset as determined by independent valuators and use of available market data. The undiscounted projected operating cash inflows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of one year charter rates estimates and the average of the trailing 10-year historical charter rates, excluding outliers) adjusted for commissions, expected off hires due to scheduled maintenance and estimated unexpected breakdown  off hires, along with an estimate of an additional daily revenue for each scrubber-fitted vessel, as applicable. The undiscounted projected operating cash outflows are determined by applying various assumptions regarding vessel operating expenses and scheduled maintenance.

For the year ended December 31, 2022, indicators of impairment existed for eleven of the Company’s vessels as their carrying value plus any unamortized dry-docking costs was higher than their market value. The carrying value of the Company’s vessels plus any unamortized dry-docking costs for which impairment indicators existed as at December 31, 2022, was $328,857. From the impairment exercise performed, the undiscounted projected operating cash flows expected to be generated by the use of these eleven vessels were higher than the vessels’ carrying value, plus any unamortized dry-docking costs, and thus the Company concluded that no impairment charge should be recorded.

(n)	Assets held for sale

The Company classifies a vessel along with associated inventories as being held for sale when all of the criteria under ASC 360, Property, Plant and Equipment, are met: (i) management has committed to a plan to sell the vessel; (ii) the vessel is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; (iv) the sale of the vessel is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the vessel is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under “Impairment loss” in the consolidated statement of operations. The vessels are not depreciated once they meet the criteria to be classified as held for sale.

(o)	Dry-Docking and Special Survey Costs

The Company follows the deferral method of accounting for dry-docking costs and special survey costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Dry-docking costs which are not fully amortized by the next dry-docking period are expensed. Amounts are included in “Deferred charges and other long-term investments, non-current”.

(p)	Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties, environmental and remediation obligations and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

(q)	Revenue Recognition

Revenues are generated from time charters, bareboat charters and spot charters. A time charter is a contract for the use of a vessel as well as vessel operations for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. A bareboat charter is a contract in which the vessel is provided to the charterer for a fixed period of time at a specified daily rate, which is generally payable in advance. Spot charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate per ton of cargo.

Time charter revenue, including bareboat charter revenue, is recorded over the term of the charter agreement as the service is provided and collection of the related revenue is reasonably assured.  Under a time charter, revenue is not recognized for a vessel’s off hire days due to major repairs, dry dockings or special or intermediate surveys.

The Company accounts for its time charter contracts as operating leases pursuant to ASC 842 “Leases”. The Company concluded that the criteria for not separating lease and non-lease components of its time charter contracts are met, since (i) the time pattern of recognizing revenues for crew and other services for the operation of the vessels is similar to the time pattern of recognizing rental income, (ii) the lease component of the time charter contracts, if accounted for separately, would be classified as an operating lease, and (iii) the predominant component in its time charter agreements is the lease component. In this respect, the Company accounts for the combined component as an operating lease in accordance with ASC 842. The Company recognizes income from lease payments over the lease term on a straight-line basis. The Company assessed its new time charter contracts at the adoption date under the new guidance and concluded that these contracts contain a lease with the related executory costs (insurance), as well as non-lease components to provide other services related to the operation of the vessel, with the most substantial service being the crew cost to operate the vessel. The Company recognizes income for variable lease payments in the period when changes in facts and circumstances on which the variable lease payments occur. Rental income on the Company’s time charterers is mostly calculated at an index linked rate based on the five T/C routes rate of the Baltic Capesize Index.

Spot charter revenue is recognized on a pro-rata basis over the duration of the voyage from loading to discharge, when a voyage agreement exists, the price is fixed or determinable, service is provided and the collection of the related revenue is reasonably assured.  For spot charters, the Company satisfies its single performance obligation to transfer cargo under the contract over the voyage period. The Company has taken the practical expedient not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Demurrage income, which is considered a form of variable consideration and is recognized as the performance obligation is satisfied, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements.
Despatch expense, which is considered a form of variable consideration and is recognized as the performance obligation is satisfied, is included in voyage revenues, and represents payments to the charterer by the vessel owner when loading or discharging time is faster than the stipulated time in the voyage charter agreements.

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date.

(r)	Leases

Office lease

In April 2018, the Company moved into new office spaces. Under ASC 842, the lease is classified as an operating lease and a lease liability and right-of-use asset based on the present value of future minimum lease payments have been recognized on the balance sheet. The monthly rent expense is recorded in general and administration expenses. The Company has assessed the right-of-use asset for impairment, and since no impairment indicators existed, no impairment charge was recorded.

(s)	Sale and Leaseback Transactions

In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC 606. The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace; and the classification of the leaseback as a finance lease or a sales-type lease, precludes the buyer-lessor from obtaining control of the asset. The existence of an obligation for the Company, as seller-lessee, to repurchase the asset precludes accounting for the transfer of the asset as sale and the transaction would be classified as a financing arrangement by the Company as it effectively retains control of the underlying asset. If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

(t)	Commissions

Commissions, which include address and brokerage commissions, are recognized in the same period as the respective charter revenues. Address commissions to third parties are included in “Vessel revenue, net” while brokerage commissions to third parties are included in “Voyage expenses”.

(u)	Vessel Voyage Expenses

Vessel voyage expenses primarily consist of port, canal, bunker expenses, brokerage commissions and other non-specified voyage expenses that are unique to a particular charter and are paid for by the charterer under time charter agreements, bareboat charters. Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of bunkers consumption, brokerage commissions, port and canal costs. Under ASC 606 and after implementation of ASC 340-40 “Other assets and deferred costs” for contract costs, incremental costs of obtaining a contract with a customer, and contract fulfillment costs, are capitalized and amortized as the performance obligation is satisfied, if certain criteria are met. The Company has adopted the practical expedient not to capitalize incremental costs when the amortization period (voyage period) is less than one year. Costs to fulfill the contract prior to arriving at the load port primarily consist of bunkers which are deferred and amortized during the voyage period. Voyage costs arising as performance obligation are expensed as incurred.

(v)	Repairs and Maintenance

All repair and maintenance expenses, including major overhauling and underwater inspection expenses are expensed in the year incurred. Such costs are included in “Vessel operating expenses”.

(w)	Financing Costs

Underwriting, legal and other direct costs incurred with the issuance of long-term debt or to refinance existing debt or convertible notes are deferred and amortized to interest expense over the life of the related debt using the effective interest method. The Company presents unamortized deferred financing costs as a reduction of long-term debt in the accompanying balance sheets. For the accounting of the unamortized deferred financing costs following debt extinguishment, see below (Note 2(ac)).

(x)	Income Taxes

Income taxes are accounted for under the asset and liability method. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administration expenses.
Maritime Capital Shipping (HK) Limited, the Company’s former management company, is subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the year. The estimated profits tax for the year ended December 31, 2022 is $NIL.

Seanergy Management Corp. (“Seanergy Management”), the Company’s management company, established in Greece under Greek Law 89/67 (as amended to date), is subject to an annual contribution calculated on the total amount of foreign exchange annually imported and converted to Euros. The contribution to be paid in 2023 by Seanergy Management for 2022 is estimated at $110 and is included in “General and administration expenses”. The contribution paid in the years ended December 2022 and 2021 was $97 and $93, respectively.

Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”), the Company’s second management company, established in Greece under Greek Law 89/67 (as amended to date), is subject to an annual contribution calculated on the total amount of foreign exchange annually imported and converted to Euros. The contribution to be paid in 2023 by Seanergy Shipmanagement for 2022 is estimated at $NIL. The contribution paid by Seanergy Shipmanagement in the years ended December 2022 and 2021 was $NIL and $NIL, respectively.

Two of the Company’s subsidiaries are registered in Malta since May 23, 2018. These subsidiaries are subject to a corporate flat tax in Malta and could be subject to additional taxation in the future in Malta or other jurisdictions where the subsidiaries are incorporated or do business. The amount of any such tax imposed upon the Company’s operations or on the Company’s subsidiaries’ operations may be material and could have an adverse effect on earnings. No tax expense has been recognized for the years presented in these financial statements.

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements: (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company’s stock is owned, directly or indirectly, by individuals who are “residents” of the Company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (50% Ownership Test) or (ii) the Company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (Publicly-Traded Test).

Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company’s stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company’s outstanding stock (“5 Percent Override Rule”).

Based on the Company’s analysis of its shareholdings during 2022, the Publicly-Traded Test for the entire 2022 year has been satisfied in that less than 50% of the Company’s issued and outstanding shares were held by persons who each own directly or indirectly 5% or more of the vote and value of such class of stock for more than half the days during the 2022 taxable year. Effectively, the Company and each of its subsidiaries qualify for this statutory tax exemption for the 2022 taxable year.

Certain charterparties of the Company contain clauses that permit the Company to seek reimbursement from charterers of any U.S. tax paid. The Company has in the past sought reimbursement and has secured payment from most of its charterers. The Company’s U.S. federal income tax based on its U.S. source shipping income for 2022, 2021 and 2020, taking into consideration charterers’ reimbursement, was $NIL, $NIL and $NIL, respectively.

(y)	Stock-based Compensation

Stock-based compensation represents vested and non-vested common stock granted to directors and employees for their services as well as to non-employees. The Company calculates stock-based compensation expense for the award based on its fair value on the grant date and recognizes it on an accelerated basis over the vesting period. The Company assumes that all non-vested shares will vest. The Company accounts for forfeitures when incurred.

(z)	Earnings (Losses) per Share

Basic earnings (losses) per common share are computed by dividing net income (loss) available to Seanergy’s shareholders by the weighted average number of common shares outstanding during the period. Unvested shares granted under the Company’s incentive plan, or other, are entitled to receive dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes, using the two-class method. Diluted earnings (losses) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. The treasury stock method is used to compute the dilutive effect of warrants and shares issued under the Equity Incentive Plan. The if-converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the convertible notes. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.

(aa)	Segment Reporting

Seanergy reports financial information and evaluates its operations by total charter revenues and not by the length of vessel employment, customer, or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus, Seanergy has determined that it operates under one reportable segment. Furthermore, when Seanergy charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, disclosure of geographic information is impracticable.

(ab)	Fair Value Measurements

The Company follows the provisions of ASC 820, Fair Value Measurement, which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.

(ac)	Debt Modifications and Extinguishments

Costs associated with new loans or debt modifications, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Costs paid directly to third parties are expensed as incurred. Deferred financing costs are presented as a deduction from the corresponding liability. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made. In particular, ASC 470-50-40-2 indicates that for extinguishments of debt, the difference between the reacquisition price and the net carrying amount of the extinguished debt (which includes any deferred debt issuance costs) should be recognized as a gain or loss when the debt is extinguished and identified as a separate item.

(ad)	Convertible Notes and related Beneficial Conversion Features

The convertible notes were accounted for in accordance with ASC 470-20 “Debt with Conversion and Other Options” until December 31, 2021. Under the provisions of ASC 470-20, the terms of each convertible note included an embedded conversion feature which provided for a conversion at the option of the holder into shares of common stock at a predetermined rate.  The Company determined that the conversion features were beneficial conversion features (“BCF”) pursuant to ASC 470-20. The Company considered the BCF guidance only after determining that the features did not need to be bifurcated under ASC 815 “Derivatives and Hedging” or separately accounted for under the cash conversion literature of ASC 470-20. Accounting for an embedded BCF in a convertible instrument under ASC 470-20 required that the BCF be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of the BCF to additional paid-in capital, resulting in a discount on the convertible instrument. As from January, 1, 2022, the Company follows the provisions of No. 2020-06 (see below under Recent Accounting Pronouncements Adopted).

(ae)	Going Concern

In August 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-15, Presentation of Financial Statements - Going Concern. ASU No. 2014-15 provides guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and on related required footnote disclosures.  For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

At December 31, 2022, the Company had a working capital deficit of $33,006, which include liabilities amounting to $12,688 relating to cash deposit received from United for sale of vessels and an amount of $2,232 relating to pre-collected revenue and are included in liability from contract with related party and deferred revenue, respectively, in the accompanying consolidated balance sheets. Those amounts represent current liabilities that do not require future cash settlement. For the year ended December 31, 2022, the Company realized a net income of $17,239 and generated cash flow from operations of $37,286. The Company believes it has the ability to continue as a going concern over the next twelve months following the date of the issuance of these financial statements and finance its obligations as they come due via cash from operations and through refinancing its existing loan agreements (Note 16).

Consequently, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

(af)	Derivatives - Forward Freight Agreements

From time to time, the Company may take positions in derivative instruments including forward freight agreements, or FFAs. Generally, FFAs and other derivative instruments may be used to hedge a vessel owner’s exposure to the charter market for a specified route and period of time. Upon settlement, if the contracted charter rate is less than the average of the rates for the specified route and time period, as reported by an identified index, the seller of the FFA is required to pay the buyer the settlement sum, being an amount equal to the difference between the contracted rate and the settlement rate, multiplied by the number of days in the specified period covered by the FFA. Conversely, if the contracted rate is greater than the settlement rate, the buyer is required to pay the seller the settlement sum. The FFAs are not intended to serve as an economic hedge for the Company’s vessels that are being chartered in the spot market, but are assumed across all dry bulk vessel sectors based on the Company’s views of the underlying markets and short-term outlook. The Company measures the fair value of all open positions at each reporting date on this basis (Level 1). There were no open positions as of December 31, 2022 and 2021. The Company’s FFAs do not qualify for hedge accounting and therefore gains or losses are recognized in the consolidated statements of operations under “Gain on forward freight agreements, net” and in the consolidated statements of cash flows in changes in operating assets and liabilities.

(ag)	Share and warrant repurchases

The Company records the repurchase of its common shares and warrants at cost. The Company’s common shares repurchased for retirement are immediately cancelled and the Company’s common stock is accordingly reduced. Any excess of the cost of the shares over their par value is allocated in additional paid-in capital, in accordance with ASC 505-30-30, Treasury Stock. For warrants repurchased, if the instrument is classified as equity, any cash paid in the settlement is recorded as an offset to additional paid-in capital. The Company’s warrants are all classified as equity.

(ah)	Non-monetary transactions

Under ASC “845-10-30-10 Nonmonetary Transactions, Nonreciprocal Transfers with Owners” and ASC 505-60 “Spinoffs and Reverse Spinoffs”, a pro-rata spin-off of a consolidated subsidiary or equity method investee that meets the definition of a business under ASC 805 Business Combinations (ASC 805) is recognized at the carrying amount (after reduction, if applicable, of impairment) of the nonmonetary assets distributed within equity and no gain or loss is recognized. If the pro-rata spin-off of a consolidated subsidiary or equity method investee does not meet the definition of a business under ASC 805, the nonreciprocal transfer of nonmonetary assets is accounted for at fair value, if the fair value of the nonmonetary asset distributed is objectively measurable and would be clearly realizable to the distributing entity in an outright sale at or near the time of the distribution, and the spinnor recognizes a gain or loss for the difference between the fair value and book value of the spinnee. A transaction is considered pro rata if each owner receives an ownership interest in the transferee in proportion to its existing ownership interest in the transferor (even if the transferor retains an ownership interest in the transferee). In accordance with ASC 805, if substantially all of the fair value of the gross assets distributed in a spin-off are concentrated in a single identifiable asset or group of similar identifiable assets, then the spin-off of a consolidated subsidiary does not meet the definition of a business. The Company evaluated the spin-off (Note 3) and concluded that it was a pro rata distribution to the owners of the Company of shares of a consolidated subsidiary that does not meet the definition of a business under ASC 805, as the fair value of the gross assets contributed to United was concentrated in a group of similar identifiable assets, the vessel. The Company also assessed that the fair value of the nonmonetary assets transferred to United was objectively measurable and clearly realizable to the transferor in an outright sale at or near the time of the distribution, and thus the Spin-off was measured at fair value and a gain for the difference between the fair value and book value of the assets contributed to United was recognized.

Recent Accounting Pronouncements Adopted

On January 1, 2022, the Company adopted ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity. The ASU reduces the number of accounting models for convertible debt instruments by eliminating the cash conversion model. As compared with current U.S. GAAP, more convertible debt instruments will be reported as a single liability instrument and the interest rate of more convertible debt instruments will be closer to the coupon interest rate. The ASU also aligns the consistency of diluted Earnings Per Share ("EPS") calculations for convertible instruments by requiring that (1) an entity use the if-converted method and (2) share settlement be included in the diluted EPS calculation for both convertible instruments and equity contracts when those contracts include an option of cash settlement or share settlement. The Company adopted ASU 2020-06 using the modified retrospective approach, and recorded a cumulative-effect adjustment resulting to a reduction of $10,216 to the beginning balance of accumulated deficit, $21,165 of Additional paid-in capital and an increase of the Convertible notes of $10,949 (Note 8), respectively.

On January 1, 2022, the Company adopted ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The ASU addresses the diversity in practice in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after modification or exchange. Under the guidance, an issuer determines the accounting for the modification or exchange based on whether the transaction was done to issue equity, to issue or modify debt or for other reasons. The guidance is applied prospectively to all modifications or exchanges that occur on or after the date of adoption. The adoption of ASU No. 2021-04 did not have a material effect in the Company’s consolidated financial statements and disclosures.

On January 1, 2022, the Company adopted ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. The adoption of ASU No. 2021-05 did not have a material effect in the Company’s consolidated financial statements and disclosures.

Recent Accounting Pronouncements

In March 2020, the FASB issued ASU 2020-4, Reference Rate Reform (Topic 848) (“ASU 2020-4”), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of the London Interbank Offered Rate (LIBOR) as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if elected, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. In addition, in January 2021, the FASB issued another ASU (ASU No. 2021-01) with respect to the Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company will apply the amendments prospectively through December 31, 2024. Following the deferral of the sunset date of topic 848, as amended by ASU 2022-06. There was no material impact to the Company's consolidated financial statements as of December 31, 2022.

There are no other recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s consolidated financial statements in the current or any future periods.